Subsequent Event	6 Months Ended
May 31, 2019
Subsequent Event
Subsequent Event

On July 8, 2019, the Company announced that the Company has obtained an equity financing commitment of up to $10,000,000 from Silverback Capital Corporation, a private investment firm (“Silverback Capital”). During the 36-month term of the equity financing commitment, the Comapny may sell shares of its common stock to Silverback Capital up to the $10,000,000 total commitment at a 25% discount to the volume weighted average price of the Company’s common stock for the 5 trading days prior to the date the Company provides notice to Silverback Capital, or if the maximum discount rate allowed by the Company’s principal exchange is less than 25%, then the maximum discount rate allowed. The Company will determine, in its sole discretion, the timing and amount of any sales of its stock, subject to certain conditions. Upon notice by the Company, Silverback Capital is required to purchase the shares, subject to certain conditions, including, but not limited to, that there is an effective U.S. registration statement covering resale of the shares.